Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial assets and liabilities [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 48	€ 127
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	48	127
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	34	54
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 13	€ 73